Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Detail) $ in Thousands	May 31, 2019 USD ($)
Suzhou Hongyi [Member]
Unpaid cash consideration for acquisitions	$ 15,150